COAL AND OTHER MINERAL PROPERTIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
COAL AND OTHER MINERAL PROPERTIES

NOTE 5 – COAL AND OTHER MINERAL PROPERTIES

On March 26, 2012, the Company entered into an Amended and Restated Coal Buy Sell Agreement (the “Coal Amendment”), by and between the Company and JBM Energy Company, LLC (“JBM”), amending and restating the terms of that certain Coal Buy and Sell Agreement (“Coal Agreement”), dated as of February 4, 2010, by and between JBM and Future Gas Holdings, Ltd. (“Future Gas”), which Coal Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Assignment and Assumption of Coal Agreement, dated as of March 31, 2010, by and among JBM, Future Gas, and the Company.

The Coal Amendment extended the date upon which the Company must complete a reserve study and mine feasibility study from April 9, 2012 to April 9, 2013. However, the Company represents that it will make every effort in good faith to complete its drilling plan in 2012 and have Weir International, Inc. finalize and prepare a preliminary reserve study and mine feasibility study and mining plan as soon as possible thereafter. The Coal Amendment also provides that the Company’s payment of $100,000 to JBM that was previously due 90 days following the completion of the mining and reserve study and to be no later than April 9, 2012 is now due on the earlier of (i) sixty (60) days following the effective date of the registration statement (the "Registration Statement") with respect to the Standby Equity Distribution Agreement (the “SEDA”), dated as of February 17, 2012, by and between the Company and YA Global Master SPV Ltd. or (ii) December 9, 2012, and delays the first interest payment due under the Coal Agreement until July 9, 2012. Finally, the Company’s payment obligations under the Coal Amendment are evidenced by an amended and restated promissory note of the Company in favor of JBM, dated as of March 26, 2012, with a current principal balance of $1,350,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Coal Promissory Note”). The Coal Promissory Note replaces that Promissory Note, dated as of April 9, 2010, by the Company in favor of JBM. The Promissory Note, dated as of April 9, 2010 required that starting July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

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On March 26, 2012, the Company entered into an Amended and Restated Mineral Buy Sell Agreement (the “Mineral Amendment”), by and between the Company and Russell B. Pace, Jr. (“Pace”), amending and restating the terms of that certain Mineral Buy and Sell Agreement (the “Mineral Agreement”), dated as of February 4, 2010, by and between Pace and Future Gas, which Mineral Agreement was subsequently assigned by Future Gas to the Company pursuant to that certain Assignment and Assumption of Mineral Agreement, dated as of April 9, 2010, by and among Pace, Future Gas, and the Company.

The Mineral Amendment delays the Company’s payment of $100,000 to Pace until the earlier of (i) sixty (60) days following the effective date of the Registration Statement or (ii) December 9, 2012, and delays the first interest payment due under the Mineral Agreement until July 9, 2012. An additional $200,000 will be payable to Pace upon the earlier of (i) ninety (90) days following the effective date of the Registration Statement or (ii) December 9, 2012. The $100,000 and $200,000 amounts were to be previously paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Finally, the Company’s payment obligations under the Mineral Agreement are evidenced by an amended and restated promissory note of the Company in favor of Pace, dated as of March 26, 2012, with a current principal balance of $1,550,000, an interest rate of 5% per annum and monthly payments of $100,000 plus accrued interest commencing on April 9, 2013 (the “Mineral Promissory Note”). The Mineral Promissory Note replaces that certain Promissory Note, dated as of April 9, 2010, by the Company in favor of Pace. The Promissory Note, dated as of April 9, 2010 required that starting July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment.

In accordance with ASC Topic No. 470, “Debt – Modifications and Extinguishments” (Topic 470), the transactions noted above were determined to be an extinguishment of the existing debt and an issuance of new debt. As a result, we recorded a loss on the extinguishment of debt in the amount of $233,062 in the line item “Loss on extinguishment of debt” in Statements of Operations

See Note 7 – Subsequent Events

NOTE 5 – COAL AND OTHER MINERAL PROPERTIES

On March 31, 2010, the Company entered into a series of agreements to acquire all the mineral, oil and gas rights of a mineral property located in Judith Basin County, Montana for a total consideration of $2,670,500.

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and JBM Energy Company, LLC (“JBM”) entered into an Assignment of Coal Agreement (“Assignment”) to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all coal mineral rights owned by JBM under a Coal Buy and Sell Agreement (“Agreement”) dated February 4, 2010. Pursuant to the Assignment and Agreement, the Company paid in cash $150,000 to JBM and signed a 5% promissory note with a face value of $1,750,000 (“Promissory Note 1”) to JBM. During the first 2 years, the note carries no interest. On July 9, 2010 and January 9, 2011 additional cash payments of $200,000 and $200,000, respectively, was paid towards Promissory Note 1.  An additional amount of $100,000 is to be paid 90 days following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance shall be made quarterly during the third and fourth years, starting July 9, 2012.  Starting July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The promissory note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of coal properties.   Accordingly, the Company imputed a discount of $613,812 at a market interest rate of 16% in accordance FASB ASC 835,”Interest”.  Should the Company make all necessary payments as indicated, up until April 9, 2012 and completes the Reserve Study and Mining Plan as anticipated in the agreement, but defaults on the $1,250,000 balance, the coal property will be returned to JBM and the Company will receive a 40% equity interest in JBM and the $1,250,000 balance will be cancelled.  Otherwise, if the Company defaults on Promissory Note 1, JBM at its option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2011, Promissory Note 1 is presented net of unamortized debt discount of $381,808 (2010 - $528,906). Under the Coal Buy Sell Agreement, JBM will be paid a royalty of $0.25 per ton on all coal when and as mined from the coal property.

On March 31, 2010, the Company, Future Gas Holdings, Ltd. (“Future Gas”) and Russell B. Pace, Jr. (“Pace”) entered into an Assignment and Assumption of Mineral Agreement to transfer and assign all the rights and obligations of Future Gas to the Company to purchase all mineral rights (except coal), oil and gas rights owned by Pace under a Mineral Buy and Sell Agreement dated February 4, 2010.  Pursuant to the Mineral Buy and Sell Agreement, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share), signed a 5% promissory note with a face value of $1,950,000 (“Promissory Note 2”). On October 9, 2010 and April 9, 2011 additional cash payments of $200,000 and $200,000, respectively, was paid towards Promissory Note 2. Additional amounts of $100,000 and $200,000 are to be paid 90 days and 180 days, respectively, following the completion of the Reserve Study and Mining Plan, to be no later than April 9, 2012. Interest only payments on the $1,250,000 balance shall be made quarterly during the third and fourth years, starting July 9, 2012. Starting, July 9, 2014, the principal balance of $1,250,000 shall be paid in 8 equal quarterly installments, plus accrued interest on the unpaid principal balance to date of each principal payment. The promissory note to facilitate the agreements is contracted at an interest rate substantially below market rates for similar types of mineral, oil and gas properties.   Accordingly, the Company imputed a discount of $680,688 at a market interest rate of 16% in accordance FASB ASC 835, “Interest”.  If the Company defaults on Promissory Note 2, Pace at his option may terminate the agreement and or initiate action for any other remedy under the law.  At September 30, 2011, Promissory Note 2 is presented net of unamortized debt discount of $395,634 (2010 - $576,823).  Under the Mineral Buy Sell Agreement, Pace is due a royalty equal to 20% of all royalties and other payments received by the Company as a result of any lease of the of the mineral property conveyed and 20% of all net cash proceeds and/or other consideration received by the Company from the sale or disposal of the mineral, oil and gas property.

Furthermore, the Company issued 1,000,000 shares of its common stock valued at $50,000 ($0.05 per share) to Future Gas for the assignment of such agreements.

On April 9, 2010, the Company agreed to issue 300,000 common shares of common stock valued at $15,000 ($0.05 per share), to the parties involved in the Assignment of Coal Agreement and Assignment and Assumption of Mineral Agreement as introduction and assignment compensation. The shares were issued on August 27, 2010.

Pursuant to a Consulting Agreement dated as of February 4, 2010 between Pace and Future Gas assigned to the Company on March 31, 2010, Pace agreed to provide consulting services to Future Gas concerning the coal property conveyed to Future Gas by JBM in the Coal Buy and Sell Agreement, and other minerals conveyed to Future Gas by Pace in the Mineral Buy and Sell Agreement.  Future Gas agreed to pay Pace $5,000 on the first day of the month following the closing date of the Coal Buy and Sell Agreement and on the first day of each following month during for a period of one year subject to the option of Pace to extend this Consulting Agreement for two successive one year terms. Pace's rights to further compensation under this Consulting agreement will terminate upon termination of the Coal Buy and Sell Agreement by either party as authorized under said Coal Buy and Sell Agreement.  Pace agreed to make himself available to perform consulting services for Future Gas for 5 days during each paid month.  Future Gas had the option to require Pace to perform consulting services for an additional 5 days during each paid month for an additional $1,000 per each additional day.  If Future Gas required more than 10 days per paid month, Pace had the option to decline or if accepted, Future Gas agreed to pay Pace $500 per each additional day. The Consulting Agreement is for services received by the Company after the purchase of the mineral property and is accounted for as an expense in the statements of operations.